WORLDWIDE INDEX FUNDSSM


Supplement dated October 27, 1998 to
the Prospectus dated September 1, 1998


This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.


Under the sub-headings Classes on page 10 of the prospectus, and Purchase of Shares on page 11 of the Prospectus:

The minimum initial investment is changed to $1,000 for R Class shares of any Fund, including individual retirement accounts (IRAs) and Roth IRAs.




PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




WA05/58391.1